SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Income before tax expenses:	$ (638)	$ (812)	$ 772
Tax at the domestic income tax rate	(108)	(138)	131
Tax effect of expenses that are not deductible in determining taxable profit	124	158	43
Income Tax Expense	$ 16	$ 20	$ 174